BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018 segment vessel
Trading activity:
Percentage of voting interest acquired	50.00%
Number of vessels in sale and leaseback transaction | vessel	8
Number of reportable segments | segment	3
Drydocking
Trading activity:
Period until next anticipated drydocking	5 years